Defined Benefit Plans - Summary of Defined Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance sheet obligations (asset) for:
Pension Plan	$ 13,599	$ 10,882
Supplemental Pension Plan	(9,919)	(11,620)
Income statement charge for:
Defined benefit pension plan expense	3,451	5,602
Actuarial losses (gains) recognised in the statement of other comprehensive income in the period (before tax)	3,121	1,188
Cumulative actuarial losses recognised in the statement of other comprehensive income (before tax)	18,641	15,520
Defined Benefit Pension Plans [member]
Income statement charge for:
Defined benefit pension plan expense	2,841	4,409
Supplemental pension plan [member]
Income statement charge for:
Defined benefit pension plan expense	$ 610	$ 1,193